Accounts Payable and Accrued Expenses (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Accounts Payable and Accrued Expenses
Trade payables		$ 4,478,088	$ 366,321
Accrued salaries and benefits		87,360	54,569
Accrued contractor expense		92,593	47,956
Government grant repayment accrual			10,274
Other accrued expenses		842,905	269,747
Total	$ 4,495,000	$ 5,500,946	$ 748,867